Loan Servicing	12 Months Ended
Dec. 31, 2014
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Loan Servicing

NOTE 5 - LOAN SERVICING

Loans serviced for others are not reported as assets. The principal balances of these loans at December 31, 2014 and 2013 are as follows:

	2014	2013
Loan portfolios serviced for:
Federal Home Loan Mortgage Corporation	$414,222	$348,121
Other	3,986	5,088

Custodial escrow balances maintained in connection with serviced loans were $1,968 and $1,607 at year-end 2014 and 2013.

The related loan servicing rights activity for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Servicing rights:
Beginning of year	$2,640	$2,401
Additions	1,140	1,414
Amortized to expense	(727)	(1,265)
Decrease in impairment	—	90

End of year	$3,053	$2,640

The components of net loan servicing fees for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Loan servicing fees, net:
Loan servicing fees	$981	$810
Amortization of loan servicing fees	(727)	(1,265)
Decrease in impairment	—	90

Total	$254	$(365)

The fair value of servicing rights was estimated by management to be approximately $4,180 at December 31, 2014. Fair value for 2014 was determined using a weighted average discount rate of 10.5% and a weighted average prepayment speed of 10.8%. At December 31, 2013, the fair value of servicing rights was estimated by management to be approximately $3,714. Fair value for 2013 was determined using weighted average discount rate of 10.5% and a weighted average prepayment speed of 8.8%.

The weighted average amortization period is 6.37 years. Estimated amortization expense for each of the next three years is:

2015	$480
2016	480
2017	480